Consolidated Statements of Comprehensive Loss ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues
Non-related parties	¥ 4,179,893	$ 607,940	¥ 7,692,631	¥ 8,041,258
Related parties	276,322	40,189	671,093	334,841
Total net revenues	4,456,215	648,129	8,363,724	8,376,099
Cost of revenues	4,734,434	688,595	8,058,960	7,224,226
Gross profit/(loss)	(278,219)	(40,466)	304,764	1,151,873
Operating expenses
Selling expenses	283,578	41,245	528,166	630,873
General and administrative expenses	334,085	48,591	294,698	542,758
Research and development expenses	98,630	14,345	138,262	146,850
(Reversal of)/provision for doubtful accounts receivable from third parties	(38,699)	(5,629)	97,287	(5,104)
Disposal loss and write-off of related receivables in relation to Fine Silicon	0	0	0	143,016
Impairment of long-lived assets	0	0	2,042,198	1,277,373
Provision for/(reversal of) reserve for inventory purchase commitments - Foreign Exchange	67,002	9,745	(82,032)	90,300
Provision for prepayments in relation to inventory purchase commitments	20,199	2,938	229,048	10,672
Total operating expenses	764,795	111,235	3,247,627	2,836,738
Loss from operations	(1,043,014)	(151,701)	(2,942,863)	(1,684,865)
Other income (expense)
Interest expense	(655,884)	(95,394)	(663,718)	(663,217)
Interest income	5,700	829	6,019	6,595
Foreign currency exchange gain/(loss)	(44,639)	(6,492)	32,903	6,000
Other income	82,490	11,998	117,529	246,967
Loss before income taxes	(1,655,347)	(240,760)	(3,450,130)	(2,088,520)
Income tax (expense)/benefit	921	134	(220)	(12,895)
Equity in (loss)/gain of affiliates, net	186	27	(508)	(17,554)
Net loss	(1,654,240)	(240,599)	(3,450,858)	(2,118,969)
Less: Loss attributable to non-controlling interests	40,959	5,957	132,830	21,315
Net loss attributable to Yingli Green Energy	(1,613,281)	(234,642)	(3,318,028)	(2,097,654)
Net loss	(1,654,240)	(240,599)	(3,450,858)	(2,118,969)
Foreign currency exchange translation adjustment, net of nil tax	(229,432)	(33,370)	164,518	(223,436)
Total comprehensive loss	(1,883,672)	(273,969)	(3,286,340)	(2,342,405)
Less: Comprehensive loss attributable to non-controlling interest	(32,319)	(4,701)	(142,555)	(10,076)
Comprehensive loss attributable to Yingli Green Energy	¥ (1,851,353)	$ (269,268)	¥ (3,143,785)	¥ (2,332,329)
Net loss per share:
Basic and diluted | (per share)	¥ (8.88)	$ (1.29)	¥ (18.25)	¥ (11.54)
Weighted average number of shares outstanding (in shares)	181,763,770	181,763,770	181,763,770	181,763,770
American Depository Shares [Member]
Net loss per share:
Basic and diluted | (per share)	¥ (88.76)	$ (12.91)	¥ (182.55)	¥ (115.41)
Weighted average number of shares outstanding (in shares)	18,176,377	18,176,377	18,176,377	18,176,377